Share based compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of September 30, 2023:

	Weighted Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2022	15.32	461,596	7.14
Granted	5.04	371,719	7.14
Forfeited	12.16	(97,499)	7.00
Exercised	2.05	(7,296)	5.99
At September 30, 2023[1]	10.63	728,520	6.70

Weighted-average Assumptions
The fair values of the options granted during the three and nine months ended September 30, 2023, were determined on the date of the grant using the following assumptions:

	Three months ended September 30, 2023	Nine months ended September 30, 2023
Share price, in USD	10.84	9.53
Strike price, in USD - employees (weighted average)	10.97	5.32
Strike price, in USD – non-executive directors	0.025	0.025
Expected volatility	83%-87%	83%-88%
Award life (weighted average)	5.7	5.6
Expected dividends	-	-
Risk-free interest rate	4.11%-4.62%	3.50%-4.62%